Corporate Income Taxes - Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate		$ 2,919	$ 2,755
Lower average tax rate applicable to subsidiaries and foreign branches	[1]	(177)	(746)
Tax-exempt income from securities			(28)
Other, net		9	51
Total income taxes and effective tax rate		$ 2,751	$ 2,032
Income taxes at Canadian statutory rate		27.80%	27.80%
Lower average tax rate applicable to subsidiaries and foreign branches	[1]	(1.70%)	(7.50%)
Tax-exempt income from securities			(0.30%)
Other, net		0.10%	0.50%
Total income taxes and effective tax rate		26.20%	20.50%

[1]	Lower average tax rate applicable to subsidiaries and foreign branches includes the impact of the GMT which increased the effective tax rate by 0.8%.